Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net interest income [line items]
Interest income		¥ 1,029,934	¥ 1,415,232	¥ 1,308,277
Total net interest income		12,311,328	13,112,128	18,681,936
Loans originated by consolidated trust plans [Member]
Disclosure of net interest income [line items]
Interest income		9,633,976	15,401,224	25,561,285
Interest expenses		(2,784,362)	(6,576,219)	(10,202,468)
Total net interest income		6,849,614	8,825,005	15,358,817
Loans originated by financial institutions [member]
Disclosure of net interest income [line items]
Interest income	[1]	6,527,925	5,007,555	4,023,756
Interest expenses	[1]	(1,066,211)	(720,432)	(700,637)
Total net interest income	[1]	¥ 5,461,714	¥ 4,287,123	¥ 3,323,119

[1]	Financial institutions include Ping An Consumer Finance Co., Ltd., microloan lending companies subsidiaries of the Company and the PAObank.